Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Trade Receivables.
Billed trade receivables	$ 128.8	$ 98.9
Unbilled trade receivables - Note 1	2.2	0.9
Trade receivables, gross	131.0	99.8
Allowance for doubtful receivables	(0.9)	(0.9)
Trade receivables, net	130.1	98.9
Inventories.
Finished products	67.5	75.9
Work in process	69.6	57.5
Raw materials	46.2	58.1
Operating supplies and repairs and maintenance parts	14.9	14.2
Total	198.2	205.7
Prepaid Expenses and Other Current Assets.
Current derivative assets - Notes 10 and 11	1.4	0
Current deferred tax assets	63.0	63.0
Current portion of option premiums paid - Notes 10 and 11	0.4	0.4
Short-term restricted cash	0.9	7.8
Prepaid taxes	3.7	3.8
Prepaid expenses	5.9	3.9
Total	75.3	78.9
Property, Plant and Equipment - Net.
Land and improvements	22.6	22.6
Buildings and leasehold improvements	49.3	45.9
Machinery and equipment	362.7	356.7
Construction in progress	23.6	24.1
Active property, plant and equipment, gross	458.2	449.3
Accumulated depreciation	(92.8)	(86.9)
Active property, plant and equipment, net	365.4	362.4
Idled equipment	5.4	5.4
Total	370.8	367.8
Other Assets.
Derivative assets - Notes 10 and 11	37.4	46.2
Option premiums paid - Notes 10 and 11	0.1	0.1
Restricted cash	10.1	10.4
Long-term income tax receivable	2.9	2.8
Deferred financing costs	7.2	7.8
Available for sale securities	5.1	4.9
Other	0.2	0.1
Total	63.0	72.3
Other Accrued Liabilities.
Current derivative liabilities - Notes 10 and 11	12.8	14.8
Current portion of option premiums received - Notes 10 and 11	0.1	0.1
Taxes payable	5.6	2.6
Accrued freight	2.5	2.4
Short-term environmental accrual - Note 9	1.3	1.2
Accrued interest	4.4	2.3
Short-term deferred revenue - Note 1	11.3	13.5
Other	4.6	4.1
Total	42.6	41.0
Long-term Liabilities.
Derivative liabilities - Notes 10 and 11	46.7	55.5
Option premiums received - Notes 10 and 11	0.1	0.1
Income tax liabilities	13.9	13.4
Workers' compensation accruals	20.5	20.8
Long-term environmental accrual - Note 9	20.4	20.8
Long-term asset retirement obligations	3.9	3.8
Long-term deferred revenue - Note 1	2.2	3.3
Deferred compensation liability	5.5	5.1
Other long-term liabilities	2.9	3.2
Total	$ 116.1	$ 126.0